Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES I
Entity Central Index Key	0000764797
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000017188
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® International VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 80,532,853
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 203,520
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	80,532,853
Number of Portfolio Holdings	80
Portfolio Turnover Rate (%)	55
Total Net Advisory Fees Paid ($)	203,520

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Industrials	14%
Consumer Staples	10%
Materials	10%
Consumer Discretionary	6%
Energy	5%
Utilities	4%
Communication Services	3%
Information Technology	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	19%
France	11%
Switzerland	7%
Spain	5%
Italy	5%
Germany	5%
Singapore	4%
Luxembourg	4%
Sweden	2%
Other	12%

Ten Largest Equity Holdings

Holdings	30.6% of Net Assets
Shionogi & Co., Ltd. (Japan)	4.4%
British American Tobacco PLC (United Kingdom)	3.7%
HSBC Holdings PLC (United Kingdom)	3.3%
Komatsu Ltd. (Japan)	3.0%
Banco Santander SA (Spain)	2.9%
Imperial Brands PLC (United Kingdom)	2.9%
TotalEnergies SE (France)	2.8%
Roche Holding AG (Switzerland)	2.6%
UniCredit SpA (Italy)	2.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.5%

C000017182
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[2]
AssetsNet	$ 63,938,362
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 168,391
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	63,938,362
Number of Portfolio Holdings	148
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	168,391

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	17%
Consumer Discretionary	13%
Information Technology	12%
Health Care	10%
Real Estate	7%
Materials	7%
Consumer Staples	4%
Energy	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	64%
Japan	7%
United Kingdom	7%
Canada	3%
France	3%
Korea	2%
Switzerland	2%
Italy	2%
Sweden	2%
Australia	1%
Other	5%

Ten Largest Equity Holdings

Holdings	17.5% of Net Assets
Casey's General Stores, Inc. (United States)	2.1%
Eiffage SA (France)	2.0%
MicroStrategy, Inc. (United States)	1.9%
Buzzi SpA (Italy)	1.8%
SkyWest, Inc. (United States)	1.8%
Stride, Inc. (United States)	1.7%
Lumentum Holdings, Inc. (United States)	1.6%
Bridgebio Pharma, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.5%
Drax Group PLC (United Kingdom)	1.5%

C000017180
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[3]
AssetsNet	$ 1,065,041,466
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,868,974
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,065,041,466
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,868,974

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Communication Services	15%
Health Care	10%
Consumer Discretionary	10%
Financials	9%
Industrials	7%
Consumer Staples	1%
Real Estate	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	53.7% of Net Assets
NVIDIA Corp.	12.2%
Microsoft Corp.	11.2%
Apple, Inc.	6.5%
Amazon.com, Inc.	6.0%
Alphabet, Inc.	4.1%
Meta Platforms, Inc.	3.8%
Broadcom, Inc.	2.6%
Netflix, Inc.	2.5%
Progressive Corp.	2.5%
Mastercard, Inc.	2.3%

C000017184
Shareholder Report [Line Items]
Fund Name	DWS Core Equity VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[4]
AssetsNet	$ 109,670,842
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 208,627
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	109,670,842
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	208,627

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	15%
Communication Services	11%
Consumer Discretionary	11%
Health Care	9%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	3%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	42.9% of Net Assets
Microsoft Corp.	9.5%
Apple, Inc.	7.6%
NVIDIA Corp.	5.4%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.5%
Meta Platforms, Inc.	2.9%
Oracle Corp.	2.3%
Visa, Inc.	2.2%
Walmart, Inc.	1.8%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.